CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity	Ordinary share	Treasury stock	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive Income (loss)	Accumulated deficit	Non-controlling interests	Redeemable non-controlling interests	Total
Balance at beginning of the year (in shares) at Dec. 31, 2019		29,213,801
Balance at beginning of the year at Dec. 31, 2019	$ 98,108	$ 29	$ (12,000)	$ 139,843	$ 4,060	$ 141	$ (33,965)	$ 9,396		$ 107,504
Balance at beginning of the year for Redeemable non-controlling interest at Dec. 31, 2019									$ 8,801
Increase (Decrease) in Stockholders' Equity
Net loss for the year	(37,280)						(37,280)	(4,915)		(42,195)
Net loss attributable to redeemable non-controlling interest									1,012
Settlement of vested shares using treasury shares			1,679	(1,679)
Provision of statutory reserve					592		(592)
Share-based payments	2,930			2,930						2,930
Foreign currency translation adjustment	(1,609)					(1,609)		398		(1,211)
Foreign currency translation adjustment									175
Contribution by minority interest								760		760
Disposal of non-wholly subsidiaries								(109)		(109)
Balance at end of the year (in shares) at Dec. 31, 2020		29,213,801
Balance at end of the year at Dec. 31, 2020	62,149	$ 29	(10,321)	141,094	4,652	(1,468)	(71,837)	5,530		67,679
Balance at end of the year for Redeemable non-controlling interest at Dec. 31, 2020									9,988
Increase (Decrease) in Stockholders' Equity
Net loss for the year	3,340						3,340	515		3,855
Net loss attributable to redeemable non-controlling interest									(326)
Settlement of vested shares using treasury shares			1,654	(1,654)
Provision of statutory reserve					512		(512)
Share-based payments	2,021			2,021						2,021
Adjustment of redeemable non-controlling interest	3,450						3,450			3,450
Adjustment of redeemable non-controlling interest									(3,450)
Foreign currency translation adjustment	1,725					1,725		124		1,849
Foreign currency translation adjustment									(64)
Contribution by minority interest								154		154
Disposal of non-wholly subsidiaries	(200)			(200)				(291)		(491)
Acquisition on minority interest	(5,297)			(5,297)				(26)	(1,206)	(5,323)
Business acquisitions	540			540				480		1,020
Balance at end of the year (in shares) at Dec. 31, 2021		29,213,801
Balance at end of the year at Dec. 31, 2021	67,728	$ 29	(8,667)	136,504	5,164	257	(65,559)	6,486		74,214
Balance at end of the year for Redeemable non-controlling interest at Dec. 31, 2021									4,942
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment upon adoption of ASC 326										(65,559)
Net loss for the year	(40,823)						(40,823)	(1,554)		(42,377)
Net loss attributable to redeemable non-controlling interest									(3,506)
Settlement of vested shares using treasury shares			1,222	(1,222)
Provision of statutory reserve					129		(129)
Share-based payments	937			937						937
Adjustment of redeemable non-controlling interest	(548)						(548)			(548)
Adjustment of redeemable non-controlling interest									548
Foreign currency translation adjustment	(1,882)					(1,882)		(221)	(131)	(2,103)
Contribution by minority interest									(762)
Disposal of non-wholly subsidiaries								(3,143)		(3,143)
Disposal of non-wholly subsidiaries									(259)
Acquisition on minority interest	(1,159)			(1,159)				(1,033)	(721)	(2,192)
Balance at end of the year (in shares) at Dec. 31, 2022		29,213,801
Balance at end of the year at Dec. 31, 2022	$ 24,253	$ 29	$ (7,445)	$ 135,060	$ 5,293	$ (1,625)	$ (107,059)	$ 535		24,788
Balance at end of the year for Redeemable non-controlling interest at Dec. 31, 2022									$ 111
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment upon adoption of ASC 326										$ (107,059)